Income Taxes - Movement in net deferred tax liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Balance, beginning of year	$ 143.1	$ 113.1
Recognized in net income (loss)	66.3	26.6
Recognized in other comprehensive (loss) income	6.2	1.1
Foreign exchange	(8.4)	2.3
Balance, end of year	$ 207.2	$ 143.1